Stockholders' Equity - Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares		6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024
Schedule of Warrant Activity [Line Items]
Warrants Outstanding, Granted			799,631
Weighted Average Exercise Price, Granted			$ 3
Warrants Outstanding, Exercised		799,631
Weighted Average Exercise Price, Exercised		$ 3
Warrants Outstanding, Repurchased			(65,625)
Weighted Average Exercise Price, Repurchased			$ 0.8
Warrants Outstanding, Balance	70,750	5,125	804,756
Weighted Average Exercise Price, Balance	$ 255.3	$ 195.12	$ 4.22
Weighted Average Remaining Contractual Term in Years, Ending Balance	3 years 5 months 19 days	1 year 7 months 2 days	2 years 1 month 2 days